Other Income (Expense), Net (Details) - Schedule of Other Income (Expense), Net - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Income (Expense), Net [Abstract]
Government grants	$ 584,671	$ 333,999
Rental income	67,232
Other net miscellaneous income (expenses)	(23,708)	77,763
Total	$ 628,195	$ 411,762